EQUITY (Details 5 - RSU Rollforward) - $ / shares		3 Months Ended		12 Months Ended
		Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Restricted Stock Units (RSUs)
RSUs
Restricted stock units outstanding, beginning of period (shares)		2,033,510		1,248,444
Grants in period (shares)		1,093,015	[1],[2]	1,138,787		1,318,152
Vested (shares)		(240,611)		(286,592)
Forfeited (shares)	[3]	(5,988)		(67,129)
Restricted stock units outstanding, end of period (shares)		2,879,926		2,033,510		1,248,444
Weighted Average Grant Date Fair Value
Restricted stock units outstanding, beginning of period (usd per share)		$ 7.69		$ 8.01
Granted (usd per share)		5.78	[2]	7.21	[4]
Vested (usd per share)		8.09		8.07
Forfeited (usd per share)	[3]	8.35		7.76
Restricted stock units outstanding, end of period (usd per share)		$ 6.69		$ 7.69		$ 8.01
Performance Shares, hurdle not yet met
RSUs
Grants in period (shares)		360,000		540,000

[1]	Shareholder approval is required to increase the number of shares available under the Company’s 2011 Stock and Incentive Plan to accommodate these new grants.
[2]	Weighted average grant date fair value excludes 360,000 of performance based RSUs for which performance hurdles will be determined in the future.
[3]	The forfeited share-based awards are returned to the grant pool for reissuance under the 2011 Stock Plan.
[4]	Weighted average grant date fair value excludes 540,000 of performance based RSUs for which performance hurdles will be determined in the future.